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                      (SEC FILE NOS. 033-36962 / 811-06175)


                               ECLIPSE FUNDS INC.

                        Supplement dated January 10, 2002
                      to the Prospectus dated March 1, 2001

      The information provided below updates information regarding the Total Annual Fund Operating Expenses of each of the following portfolios of Eclipse Funds Inc. (the "Funds") which appears in Footnote 3 to the Fee and Expense Table of each Fund: Eclipse Growth Equity Fund, Eclipse Asset Manager Fund, Eclipse Value Equity Fund, Eclipse Indexed Equity Fund, Eclipse Mid Cap Core Fund, Eclipse International Equity Fund, Eclipse EAFE Index Fund, Eclipse Bond Fund, Eclipse Core Bond Plus Fund, Eclipse Indexed Bond Fund, Eclipse Short Term Bond Fund, Eclipse Tax Free Bond Fund, and Eclipse Money Market Fund.

      The Manager has voluntarily agreed to continue to limit the Total Annual Fund Operating Expense ratios of each Class of shares of each Fund as disclosed in Footnote 3 of each Fund's Fee and Expense Table through March 1, 2002 as set forth below:

Fund                                Service Class           No-Load Class
----                                -------------           -------------

Eclipse Growth Equity Fund                1.18%             0.93%
Eclipse Asset Manager Fund                1.08%             0.83%
Eclipse Value Equity Fund                 1.19%             0.94%
Eclipse Indexed Equity Fund               0.55%             0.30%
Eclipse Mid Cap Core Fund                 n/a               1.00%
Eclipse International Equity Fund         1.28%             1.03%
Eclipse EAFE Index Fund                   1.19%             0.94%
Eclipse Bond Fund                         1.00%             0.75%
Eclipse Core Bond Plus Fund               n/a               0.70%
Eclipse Indexed Bond Fund                 0.75%             0.50%
Eclipse Short Term Bond Fund              0.85%             0.60%
Eclipse Tax Free Bond Fund                n/a               0.65%
Eclipse Money Market Fund                 0.75%             0.50%